Term Borrowings	12 Months Ended
Dec. 31, 2015
Long Term Debt [Abstract]
Term Borrowings [Text Block]

Note 10 – Term Borrowings

The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2015	2014
First Tennessee Bank National Association:
Subordinated notes (a) (b)
Maturity date - January 15, 2015 -- 5.05%	$-	$304,525
Maturity date - April 1, 2016 -- 5.65%	252,893	264,667
Senior capital notes (b)
Maturity date - December 1, 2019 -- 2.95%	401,586	398,011
Other collateralized borrowings -- Maturity date - December 22, 2037
0.81% on December 31, 2015 and 0.54% on December 31, 2014 (c)	64,365	62,562
First Horizon National Corporation:
Senior capital notes (b)
Maturity date - December 15, 2015 -- 5.375%	-	508,358
Maturity date - December 15, 2020 -- 3.50%	491,268	-
Subordinated notes (b)
Maturity date - April 15, 2034 -- 6.30%	-	212,474
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Maturity date - March 31, 2031 -- 9.50%	45,964	45,896
First Horizon ABS Trusts:
Other collateralized borrowings (d)
Maturity date - October 25, 2034
0.59% on December 31, 2015 and .33% on December 31, 2014	41,100	65,612
First Tennessee New Markets Corporation Investments:
Maturity date - October 25, 2018 -- 4.97%	7,301	7,301
Maturity date - February 1, 2033 -- 4.97%	8,000	8,000
Maturity date - August 08, 2036 -- 2.38%	2,699	2,699
Total	$1,315,176	$1,880,105

  A portion qualifies for total capital under the risk-based capital guidelines.
  Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.
  Secured by trust preferred loans.
  On December 31, 2015 and 2014, borrowings secured by $52.8 million and $76.8 million, respectively, of residential real estate loans.

Annual principal repayment requirements as of December 31, 2015 are as follows:

(Dollars in thousands)
2016	$250,000
2017	-
2018	7,301
2019	400,000
2020	500,000
2021 and after	163,164

All subordinated notes are unsecured and are subordinate to other present and future senior indebtedness. A portion of FTBNA’s subordinated notes qualify as Tier 2 capital under the risk-based capital guidelines.

In 2004 First Tennessee Capital II (“Capital II”), a Delaware business trust wholly owned by FHN, issued $200 million of Capital Securities, Series B at 6.30 percent per annum. The proceeds were loaned to FHN as junior subordinated debt. FHN, through various contractual arrangements, fully and unconditionally guaranteed all of Capital II’s obligations with respect to the capital securities. The sole asset of Capital II was $206 million of junior subordinated debentures issued by FHN. These junior subordinated debentures also carried an interest rate of 6.30 percent. Both the capital securities of Capital II and the junior subordinated debentures of FHN had a maturity date of April 15, 2034; however, FHN had the option to redeem both prior to maturity. In third quarter 2015 FHN redeemed its junior subordinated debt which triggered the redemption of the trust preferred securities. Prior to third quarter 2015, the junior subordinated debentures were included in the Consolidated Statements of Condition in Term borrowings. At December 31, 2014, the capital securities fully qualified as Tier 1 capital.